Warranty liability (Tables)	12 Months Ended
Dec. 31, 2020
Product Warranties Disclosures [Abstract]
Schedule of Product Warranty Liability
A continuity of the warranty liability is as follows:

	Years ended December 31,
	2020	2019
Balance, beginning of year	$8,901	$4,941
Warranty claims	(6,906)	(1,863)
Warranty accruals	16,191	6,794
Change in estimate	(291)	(481)
Impact of foreign exchange changes	1,041	(490)
Balance, end of year	18,936	8,901
Less: Current portion	(10,749)	(4,505)
Long-term portion	$8,187	$4,396